LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–96.31%
Australia–0.02%
†MMG Ltd.	121,600	$41,960
		41,960
Brazil–3.27%
Ambev SA	143,900	341,944
B3 SA - Brasil Bolsa Balcao	166,700	356,101
Banco Bradesco SA	43,684	87,269
Banco BTG Pactual SA	36,772	218,321
Banco do Brasil SA	52,300	258,638
BB Seguridade Participacoes SA	22,000	155,561
BRF SA	17,300	60,027
Caixa Seguridade Participacoes SA	19,500	51,224
CCR SA	33,100	67,691
Centrais Eletricas Brasileiras SA	38,785	276,829
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	15,000	268,538
CPFL Energia SA	6,700	44,487
†Embraer SA	22,300	257,293
Energisa SA	8,266	57,855
Engie Brasil Energia SA	6,825	46,166
Equatorial Energia SA	37,578	210,067
JBS SA	24,600	177,394
Klabin SA	25,370	83,804
Localiza Rent a Car SA	29,193	171,993
Natura & Co. Holding SA	26,796	47,286
†NU Holdings Ltd. Class A	99,200	1,015,808
Petroleo Brasileiro SA	115,800	831,194
†PRIO SA	25,500	178,522
Raia Drogasil SA	40,356	135,358
Rede D'Or Sao Luiz SA	25,400	125,521
Rumo SA	41,518	118,447
Suzano SA	21,930	204,180
Telefonica Brasil SA	12,000	105,186
TIM SA	25,200	79,357
TOTVS SA	17,214	101,176
Ultrapar Participacoes SA	23,000	69,930
Vale SA	112,892	1,126,061
Vibra Energia SA	31,400	98,276
WEG SA	52,000	412,614
XP, Inc. Class A	11,700	160,875
		8,000,993
Chile–0.40%
Banco de Chile	1,365,073	180,529
Banco de Credito e Inversiones SA	2,776	102,586
Banco Santander Chile	2,092,329	119,051
Cencosud SA	39,775	121,477
Empresas CMPC SA	35,331	58,045
Empresas COPEC SA	12,440	85,808
Enel Americas SA	671,153	65,310
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Chile (continued)
Enel Chile SA	785,642	$51,663
Falabella SA	19,024	79,339
Latam Airlines Group SA	6,640,781	104,017
		967,825
China–26.78%
360 Security Technology, Inc. Class A	4,500	6,450
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	2,800	5,757
AAC Technologies Holdings, Inc.	24,500	149,479
Advanced Micro-Fabrication Equipment, Inc. China Class A	601	15,332
AECC Aero-Engine Control Co. Ltd. Class A	3,000	7,919
AECC Aviation Power Co. Ltd. Class A	2,401	12,010
Agricultural Bank of China Ltd. Class A	56,300	40,244
Agricultural Bank of China Ltd. Class H	866,000	521,528
Aier Eye Hospital Group Co. Ltd. Class A	9,458	17,332
†Air China Ltd. Class A	1,200	1,178
†Akeso, Inc.	19,000	187,221
Alibaba Group Holding Ltd.	503,100	8,324,276
Aluminum Corp. of China Ltd. Class A	7,900	8,153
Aluminum Corp. of China Ltd. Class H	120,000	75,274
†Amlogic Shanghai Co. Ltd. Class A	71	821
Angel Yeast Co. Ltd. Class A	1,800	8,577
Anhui Conch Cement Co. Ltd. Class A	3,800	12,719
Anhui Conch Cement Co. Ltd. Class H	35,500	100,402
Anhui Gujing Distillery Co. Ltd. Class A	200	4,693
Anhui Gujing Distillery Co. Ltd. Class B	3,900	61,431
Anhui Jianghuai Automobile Group Corp. Ltd. Class A	1,800	8,980
Anhui Yingjia Distillery Co. Ltd. Class A	900	6,726
Anker Innovations Technology Co. Ltd. Class A	390	5,552
LVIP SSGA Emerging Markets Equity Index Fund–1

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
ANTA Sports Products Ltd.	40,000	$439,800
Autohome, Inc. ADR	2,000	55,440
Avary Holding Shenzhen Co. Ltd. Class A	900	4,526
AviChina Industry & Technology Co. Ltd. Class H	62,000	31,242
Avicopter PLC Class A	1,300	6,567
†BAIC BluePark New Energy Technology Co. Ltd. Class A	4,400	5,236
†Baidu, Inc. Class A	70,700	816,030
Bank of Beijing Co. Ltd. Class A	13,700	11,415
Bank of Changsha Co. Ltd. Class A	4,200	5,326
Bank of Chengdu Co. Ltd. Class A	5,100	12,105
Bank of China Ltd. Class A	20,500	15,835
Bank of China Ltd. Class H	2,222,000	1,341,983
Bank of Communications Co. Ltd. Class A	24,420	25,107
Bank of Hangzhou Co. Ltd. Class A	4,400	8,770
Bank of Jiangsu Co. Ltd. Class A	10,500	13,779
Bank of Nanjing Co. Ltd. Class A	10,400	14,822
Bank of Ningbo Co. Ltd. Class A	5,970	21,269
Bank of Shanghai Co. Ltd. Class A	6,540	8,893
Bank of Suzhou Co. Ltd. Class A	5,000	5,438
Baoshan Iron & Steel Co. Ltd. Class A	11,000	10,913
Beijing Enterprises Water Group Ltd.	132,000	38,105
Beijing Kingsoft Office Software, Inc. Class A	385	15,991
Beijing New Building Materials PLC Class A	2,500	10,043
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	1,500	2,821
Beijing Roborock Technology Co. Ltd. Class A	154	5,175
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	1,108	9,794
Beijing Yanjing Brewery Co. Ltd. Class A	3,000	5,071
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	30,400	23,351
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Bethel Automotive Safety Systems Co. Ltd. Class A	840	$7,272
†Bilibili, Inc. Class Z	7,320	140,375
BOC International China Co. Ltd. Class A	200	288
BOE Technology Group Co. Ltd. Class A	20,300	11,623
BYD Co. Ltd. Class A	1,200	62,367
BYD Co. Ltd. Class H	38,000	1,924,188
BYD Electronic International Co. Ltd.	25,000	130,349
†Cambricon Technologies Corp. Ltd. Class A	259	22,416
CGN Power Co. Ltd. Class A	1,300	652
CGN Power Co. Ltd. Class H	335,000	104,889
Changchun High-Tech Industry Group Co. Ltd. Class A	200	2,701
Changjiang Securities Co. Ltd. Class A	6,900	6,047
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	400	7,612
Chaozhou Three-Circle Group Co. Ltd. Class A	600	3,282
China CITIC Bank Corp. Ltd. Class H	280,000	219,633
China Coal Energy Co. Ltd. Class H	65,000	66,352
China Communications Services Corp. Ltd. Class H	80,000	43,786
China Construction Bank Corp. Class A	6,900	8,401
China Construction Bank Corp. Class H	2,994,000	2,653,177
China CSSC Holdings Ltd. Class A	2,800	11,793
†China Eastern Airlines Corp. Ltd. Class A	19,600	9,819
China Energy Engineering Corp. Ltd. Class A	23,600	7,393
China Everbright Bank Co. Ltd. Class A	41,900	21,868
China Everbright Bank Co. Ltd. Class H	79,000	32,200
China Feihe Ltd.	120,000	90,547
China Galaxy Securities Co. Ltd. Class A	6,800	15,555
China Galaxy Securities Co. Ltd. Class H	107,000	107,372
China Great Wall Securities Co. Ltd. Class A	5,800	6,449
LVIP SSGA Emerging Markets Equity Index Fund–2

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
†China Greatwall Technology Group Co. Ltd. Class A	4,000	$7,772
China Hongqiao Group Ltd.	90,000	186,177
China International Capital Corp. Ltd. Class A	2,500	11,883
China International Capital Corp. Ltd. Class H	44,800	84,235
China Jushi Co. Ltd. Class A	5,046	8,976
China Life Insurance Co. Ltd. Class A	2,700	14,002
China Life Insurance Co. Ltd. Class H	233,000	450,385
†China Literature Ltd.	12,400	41,316
China Longyuan Power Group Corp. Ltd. Class H	104,000	83,448
China Mengniu Dairy Co. Ltd.	99,000	244,522
China Merchants Bank Co. Ltd. Class A	14,300	85,414
China Merchants Bank Co. Ltd. Class H	121,500	720,368
China Merchants Energy Shipping Co. Ltd. Class A	900	809
China Merchants Securities Co. Ltd. Class A	6,700	16,407
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	5,200	6,574
China Minsheng Banking Corp. Ltd. Class A	14,400	7,760
China National Chemical Engineering Co. Ltd. Class A	7,700	7,637
China National Nuclear Power Co. Ltd. Class A	14,000	17,796
†China National Software & Service Co. Ltd. Class A	1,080	6,459
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	2,900	9,072
China Oilfield Services Ltd. Class H	54,000	44,678
China Overseas Land & Investment Ltd.	119,500	213,900
China Pacific Insurance Group Co. Ltd. Class A	3,600	15,980
China Pacific Insurance Group Co. Ltd. Class H	84,600	266,534
China Petroleum & Chemical Corp. Class A	18,700	14,787
China Petroleum & Chemical Corp. Class H	754,000	397,812
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
China Power International Development Ltd.	135,000	$50,917
China Railway Group Ltd. Class A	20,800	15,872
China Railway Signal & Communication Corp. Ltd. Class A	10,010	7,771
China Rare Earth Resources & Technology Co. Ltd. Class A	2,200	9,612
China Resources Beer Holdings Co. Ltd.	50,500	182,480
China Resources Land Ltd.	100,500	333,379
China Resources Microelectronics Ltd. Class A	1,156	7,154
China Resources Mixc Lifestyle Services Ltd.	21,000	92,878
China Resources Pharmaceutical Group Ltd.	52,000	33,806
China Resources Power Holdings Co. Ltd.	60,000	142,733
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	280	1,626
†China Ruyi Holdings Ltd.	212,000	65,179
China Shenhua Energy Co. Ltd. Class A	3,900	20,636
China Shenhua Energy Co. Ltd. Class H	105,000	425,959
†China Southern Airlines Co. Ltd. Class A	7,800	6,101
China State Construction Engineering Corp. Ltd. Class A	21,500	15,611
China Taiping Insurance Holdings Co. Ltd.	44,600	67,901
China Three Gorges Renewables Group Co. Ltd. Class A	28,700	16,741
China Tourism Group Duty Free Corp. Ltd. Class A	2,000	16,615
China Tower Corp. Ltd. Class H	139,400	187,779
China United Network Communications Ltd. Class A	19,200	14,740
†China Vanke Co. Ltd. Class A	7,300	7,098
†China Vanke Co. Ltd. Class H	75,600	53,880
China Yangtze Power Co. Ltd. Class A	17,584	67,434
LVIP SSGA Emerging Markets Equity Index Fund–3

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
China Zheshang Bank Co. Ltd. Class A	680	$276
Chongqing Changan Automobile Co. Ltd. Class A	3,400	6,133
Chongqing Rural Commercial Bank Co. Ltd. Class A	11,600	9,729
Chongqing Zhifei Biological Products Co. Ltd. Class A	500	1,676
CITIC Ltd.	124,000	153,047
CITIC Securities Co. Ltd. Class A	9,185	33,547
CITIC Securities Co. Ltd. Class H	47,775	125,219
CMOC Group Ltd. Class A	14,700	15,500
CMOC Group Ltd. Class H	114,000	94,234
CNGR Advanced Material Co. Ltd. Class A	1,260	6,120
CNPC Capital Co. Ltd. Class A	11,600	10,210
Contemporary Amperex Technology Co. Ltd. Class A	3,240	113,401
COSCO SHIPPING Energy Transportation Co. Ltd. Class A	5,100	7,887
COSCO SHIPPING Energy Transportation Co. Ltd. Class H	38,000	30,765
COSCO SHIPPING Holdings Co. Ltd. Class A	6,190	12,440
COSCO SHIPPING Holdings Co. Ltd. Class H	93,150	146,975
CRRC Corp. Ltd. Class A	17,800	17,342
CRRC Corp. Ltd. Class H	134,000	83,601
CSC Financial Co. Ltd. Class A	3,500	11,662
CSPC Innovation Pharmaceutical Co. Ltd. Class A	1,680	8,663
CSPC Pharmaceutical Group Ltd.	256,240	162,854
Daqin Railway Co. Ltd. Class A	9,400	8,475
Datang International Power Generation Co. Ltd. Class A	21,700	8,833
Dong-E-E-Jiao Co. Ltd. Class A	900	7,502
Dongfang Electric Corp. Ltd. Class A	3,900	8,063
Dongxing Securities Co. Ltd. Class A	3,973	6,299
East Money Information Co. Ltd. Class A	11,344	35,375
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Eastroc Beverage Group Co. Ltd. Class A	260	$8,933
Ecovacs Robotics Co. Ltd. Class A	1,000	8,492
ENN Energy Holdings Ltd.	24,900	205,805
ENN Natural Gas Co. Ltd. Class A	3,200	8,648
Eoptolink Technology, Inc. Ltd. Class A	300	4,154
Eve Energy Co. Ltd. Class A	1,655	10,778
Everbright Securities Co. Ltd. Class A	1,400	3,295
Far East Horizon Ltd.	55,000	45,024
FAW Jiefang Group Co. Ltd. Class A	3,700	4,130
Flat Glass Group Co. Ltd. Class A	1,400	3,434
Focus Media Information Technology Co. Ltd. Class A	5,900	5,717
Foshan Haitian Flavouring & Food Co. Ltd. Class A	2,692	15,082
Fosun International Ltd.	82,500	44,246
Founder Securities Co. Ltd. Class A	5,000	5,385
Foxconn Industrial Internet Co. Ltd. Class A	9,252	25,836
Fuyao Glass Industry Group Co. Ltd. Class A	900	7,264
Fuyao Glass Industry Group Co. Ltd. Class H	19,600	140,222
Ganfeng Lithium Group Co. Ltd. Class A	300	1,403
†GCL Technology Holdings Ltd.	690,000	87,208
GD Power Development Co. Ltd. Class A	5,000	3,063
GEM Co. Ltd. Class A	6,500	5,841
†Genscript Biotech Corp.	40,000	63,565
GF Securities Co. Ltd. Class A	5,500	12,216
Giant Biogene Holding Co. Ltd.	9,200	83,657
†GigaDevice Semiconductor, Inc. Class A	352	5,698
GoerTek, Inc. Class A	2,200	7,954
Goldwind Science & Technology Co. Ltd. Class A	4,200	5,146
Goneo Group Co. Ltd. Class A	580	5,761
Great Wall Motor Co. Ltd. Class A	3,300	11,895
Great Wall Motor Co. Ltd. Class H	71,000	124,515
LVIP SSGA Emerging Markets Equity Index Fund–4

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Gree Electric Appliances, Inc. of Zhuhai Class A	2,300	$14,413
GRG Banking Equipment Co. Ltd. Class A	3,000	5,491
Guangdong Haid Group Co. Ltd. Class A	700	4,828
Guanghui Energy Co. Ltd. Class A	9,400	7,889
Guangzhou Automobile Group Co. Ltd. Class A	5,000	5,868
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	2,000	7,304
Guangzhou Haige Communications Group, Inc. Co. Class A	100	154
Guangzhou Tinci Materials Technology Co. Ltd. Class A	2,760	7,096
Guolian Minsheng Securities Co. Ltd. Class A	5,300	7,520
Guosen Securities Co. Ltd. Class A	7,500	10,621
Guotai Junan Securities Co. Ltd. Class A	12,380	29,375
Guotai Junan Securities Co. Ltd. Class H	65,512	95,265
Guoyuan Securities Co. Ltd. Class A	5,440	5,831
H World Group Ltd. ADR	6,400	236,864
Haidilao International Holding Ltd.	52,000	117,279
Haier Smart Home Co. Ltd. Class A	3,100	11,703
Haier Smart Home Co. Ltd. Class H	78,200	252,079
†Hainan Airlines Holding Co. Ltd. Class A	41,100	7,898
†Hainan Airport Infrastructure Co. Ltd. Class A	5,400	2,698
Haitian International Holdings Ltd.	22,000	58,436
Hangzhou First Applied Material Co. Ltd. Class A	2,835	5,505
Hangzhou GreatStar Industrial Co. Ltd. Class A	1,100	4,510
†Hangzhou Silan Microelectronics Co. Ltd. Class A	100	334
Hangzhou Tigermed Consulting Co. Ltd. Class A	800	5,604
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Hansoh Pharmaceutical Group Co. Ltd.	36,000	$113,304
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	2,800	7,262
Henan Shuanghui Investment & Development Co. Ltd. Class A	3,100	11,532
Hengan International Group Co. Ltd.	18,500	51,709
Hengli Petrochemical Co. Ltd. Class A	5,500	11,658
Hengtong Optic-electric Co. Ltd. Class A	100	230
Hisense Home Appliances Group Co. Ltd. Class A	200	819
Hisense Home Appliances Group Co. Ltd. Class H	12,000	40,257
Hithink RoyalFlush Information Network Co. Ltd. Class A	500	19,676
Hoshine Silicon Industry Co. Ltd. Class A	1,100	8,322
Hua Hong Semiconductor Ltd.	20,000	80,677
Huadian Power International Corp. Ltd. Class A	11,900	9,432
Huadong Medicine Co. Ltd. Class A	300	1,517
Huafon Chemical Co. Ltd. Class A	6,700	7,185
Huaibei Mining Holdings Co. Ltd. Class A	2,800	5,042
Hualan Biological Engineering, Inc. Class A	2,120	4,541
Huaneng Power International, Inc. Class A	100	95
Huaneng Power International, Inc. Class H	144,000	83,536
Huatai Securities Co. Ltd. Class A	7,200	16,436
Huatai Securities Co. Ltd. Class H	42,200	68,046
Huaxia Bank Co. Ltd. Class A	10,200	11,024
Huayu Automotive Systems Co. Ltd. Class A	4,600	11,497
Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	1,300	4,988
LVIP SSGA Emerging Markets Equity Index Fund–5

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Huizhou Desay Sv Automotive Co. Ltd. Class A	200	$3,126
Humanwell Healthcare Group Co. Ltd. Class A	2,000	5,681
Hunan Valin Steel Co. Ltd. Class A	9,400	6,450
Hundsun Technologies, Inc. Class A	2,444	9,492
Hwatsing Technology Co. Ltd. Class A	295	6,749
Hygon Information Technology Co. Ltd. Class A	1,685	33,050
IEIT Systems Co. Ltd. Class A	760	5,649
Iflytek Co. Ltd. Class A	2,200	14,497
Imeik Technology Development Co. Ltd. Class A	160	3,941
Industrial & Commercial Bank of China Ltd. Class A	41,700	39,641
Industrial & Commercial Bank of China Ltd. Class H	2,167,000	1,546,329
Industrial Bank Co. Ltd. Class A	14,096	42,064
Industrial Securities Co. Ltd. Class A	142	115
†Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	37,400	9,234
Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	100	266
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	10,700	8,078
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	5,900	22,847
Inner Mongolia Yitai Coal Co. Ltd. Class B	32,000	69,732
†Innovent Biologics, Inc.	38,500	231,649
Isoftstone Information Technology Group Co. Ltd. Class A	400	3,178
†J&T Global Express Ltd.	74,400	54,136
JA Solar Technology Co. Ltd. Class A	4,692	7,464
JCET Group Co. Ltd. Class A	1,900	9,221
†JD Health International, Inc.	34,150	145,824
†JD Logistics, Inc.	62,500	101,000
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
JD.com, Inc. Class A	75,871	$1,560,783
Jiangsu Eastern Shenghong Co. Ltd. Class A	1,100	1,258
Jiangsu Expressway Co. Ltd. Class H	40,000	47,498
Jiangsu Hengli Hydraulic Co. Ltd. Class A	832	9,163
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	4,222	28,587
Jiangsu King's Luck Brewery JSC Ltd. Class A	200	1,458
Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	3,300	4,997
Jiangsu Yanghe Distillery Co. Ltd. Class A	1,500	15,775
Jiangsu Yoke Technology Co. Ltd. Class A	1,000	8,584
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	900	4,327
Jiangsu Zhongtian Technology Co. Ltd. Class A	4,500	9,053
Jiangxi Copper Co. Ltd. Class A	2,900	9,249
Jiangxi Copper Co. Ltd. Class H	32,000	56,310
Jinduicheng Molybdenum Co. Ltd. Class A	2,500	3,649
Jinko Solar Co. Ltd. Class A	12,077	10,807
Juneyao Airlines Co. Ltd. Class A	1,900	3,436
†Kanzhun Ltd. ADR	8,300	159,111
KE Holdings, Inc. ADR	21,800	437,962
†Kingdee International Software Group Co. Ltd.	96,000	163,430
Kingsoft Corp. Ltd.	29,200	142,208
†Kuaishou Technology	82,900	581,341
Kuang-Chi Technologies Co. Ltd. Class A	2,200	11,513
Kunlun Energy Co. Ltd.	122,000	119,215
Kunlun Tech Co. Ltd. Class A	1,600	7,606
Kweichow Moutai Co. Ltd. Class A	900	193,850
LB Group Co. Ltd. Class A	3,100	7,614
Lenovo Group Ltd.	254,000	345,176
Lens Technology Co. Ltd. Class A	4,200	14,724
†Li Auto, Inc. Class A	38,200	481,411
Li Ning Co. Ltd.	73,000	149,834
Liaoning Port Co. Ltd. Class A	33,300	6,840
LVIP SSGA Emerging Markets Equity Index Fund–6

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Lingyi iTech Guangdong Co. Class A	1,600	$2,009
Longfor Group Holdings Ltd.	64,756	81,934
LONGi Green Energy Technology Co. Ltd. Class A	6,772	14,810
Luxshare Precision Industry Co. Ltd. Class A	5,087	28,782
Luzhou Laojiao Co. Ltd. Class A	800	14,326
Mango Excellent Media Co. Ltd. Class A	2,400	9,159
Maxscend Microelectronics Co. Ltd. Class A	752	8,351
Meihua Holdings Group Co. Ltd. Class A	4,200	5,992
†Meituan Class B	153,040	3,079,542
Metallurgical Corp. of China Ltd. Class A	1,800	750
†Midea Group Co. Ltd.	9,000	91,244
Midea Group Co. Ltd. Class A	2,200	23,824
MINISO Group Holding Ltd. ADR	2,865	52,974
Montage Technology Co. Ltd. Class A	634	6,877
Muyuan Foods Co. Ltd. Class A	4,850	25,916
NARI Technology Co. Ltd. Class A	5,183	15,655
National Silicon Industry Group Co. Ltd. Class A	3,770	9,691
NAURA Technology Group Co. Ltd. Class A	500	28,820
NetEase, Inc.	60,100	1,234,611
New China Life Insurance Co. Ltd. Class A	2,000	14,221
New China Life Insurance Co. Ltd. Class H	27,400	104,761
†New Hope Liuhe Co. Ltd. Class A	5,500	7,027
New Oriental Education & Technology Group, Inc.	46,400	220,715
†Ninestar Corp. Class A	1,900	6,362
Ningbo Deye Technology Co. Ltd. Class A	108	1,363
Ningbo Orient Wires & Cables Co. Ltd. Class A	100	674
Ningbo Tuopu Group Co. Ltd. Class A	1,165	9,419
Ningxia Baofeng Energy Group Co. Ltd. Class A	4,800	9,621
†NIO, Inc. Class A	45,950	173,956
Nongfu Spring Co. Ltd. Class H	63,400	275,035
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Oppein Home Group, Inc. Class A	600	$5,169
Orient Securities Co. Ltd. Class A	5,416	7,060
†Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	8,831	3,449
People's Insurance Co. Group of China Ltd. Class A	6,600	6,210
People's Insurance Co. Group of China Ltd. Class H	274,000	141,933
PetroChina Co. Ltd. Class A	11,500	13,060
PetroChina Co. Ltd. Class H	662,000	536,722
Pharmaron Beijing Co. Ltd. Class A	1,600	5,941
PICC Property & Casualty Co. Ltd. Class H	212,000	392,563
Ping An Bank Co. Ltd. Class A	10,892	16,922
Ping An Insurance Group Co. of China Ltd. Class A	6,500	46,311
Ping An Insurance Group Co. of China Ltd. Class H	209,000	1,247,511
Piotech, Inc. Class A	191	4,163
Poly Developments & Holdings Group Co. Ltd. Class A	9,800	11,159
Pop Mart International Group Ltd.	17,000	343,582
Postal Savings Bank of China Co. Ltd. Class A	26,100	18,761
Power Construction Corp. of China Ltd. Class A	13,500	8,924
Qifu Technology, Inc. ADR	3,700	166,167
†Qinghai Salt Lake Industry Co. Ltd. Class A	4,500	10,267
Rockchip Electronics Co. Ltd. Class A	300	7,229
Rongsheng Petrochemical Co. Ltd. Class A	9,550	11,341
SAIC Motor Corp. Ltd. Class A	4,000	8,742
Sailun Group Co. Ltd. Class A	4,100	8,175
Sanan Optoelectronics Co. Ltd. Class A	100	164
Sany Heavy Industry Co. Ltd. Class A	7,200	18,976
Satellite Chemical Co. Ltd. Class A	978	3,100
SDIC Capital Co. Ltd. Class A	200	195
LVIP SSGA Emerging Markets Equity Index Fund–7

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
SDIC Power Holdings Co. Ltd. Class A	6,200	$12,337
Seres Group Co. Ltd. Class A	1,000	17,445
SF Holding Co. Ltd. Class A	2,900	17,241
SG Micro Corp. Class A	372	4,497
Shaanxi Coal Industry Co. Ltd. Class A	8,700	23,784
Shandong Gold Mining Co. Ltd. Class A	1,580	5,889
Shandong Gold Mining Co. Ltd. Class H	22,500	53,730
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	3,210	9,794
Shandong Linglong Tyre Co. Ltd. Class A	1,900	4,660
Shandong Nanshan Aluminum Co. Ltd. Class A	11,200	5,897
Shandong Sun Paper Industry JSC Ltd. Class A	3,700	7,505
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	84,000	64,338
Shanghai Baosight Software Co. Ltd. Class A	113	477
Shanghai Baosight Software Co. Ltd. Class B	26,070	46,359
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	287	7,228
†Shanghai Electric Group Co. Ltd. Class A	11,200	11,866
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	2,500	8,559
Shanghai International Airport Co. Ltd. Class A	2,100	9,364
Shanghai M&G Stationery, Inc. Class A	1,200	5,057
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	4,400	11,253
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	21,600	31,090
Shanghai Pudong Development Bank Co. Ltd. Class A	19,600	28,177
Shanghai Putailai New Energy Technology Co. Ltd. Class A	192	486
Shanghai RAAS Blood Products Co. Ltd. Class A	10,500	9,950
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Shanghai Rural Commercial Bank Co. Ltd. Class A	7,000	$8,055
Shanghai United Imaging Healthcare Co. Ltd. Class A	364	6,113
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	2,000	6,871
Shanjin International Gold Co. Ltd. Class A	4,280	11,418
Shanxi Coking Coal Energy Group Co. Ltd. Class A	8,970	8,501
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	4,900	8,137
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	680	20,098
Shengyi Technology Co. Ltd. Class A	1,000	3,784
Shennan Circuits Co. Ltd. Class A	220	3,865
Shenwan Hongyuan Group Co. Ltd. Class A	18,500	12,591
Shenzhen Energy Group Co. Ltd. Class A	6,000	5,249
Shenzhen Inovance Technology Co. Ltd. Class A	650	6,114
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	800	25,818
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	1,000	8,013
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	1,400	6,341
Shenzhen Transsion Holdings Co. Ltd. Class A	899	11,263
Shenzhou International Group Holdings Ltd.	26,000	195,499
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	1,940	3,757
Sichuan Chuantou Energy Co. Ltd. Class A	6,200	13,720
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,900	8,437
Sichuan Road & Bridge Group Co. Ltd. Class A	140	153
LVIP SSGA Emerging Markets Equity Index Fund–8

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Sieyuan Electric Co. Ltd. Class A	200	$2,101
Silergy Corp.	10,000	116,158
Sinotruk Hong Kong Ltd.	23,500	63,829
Smoore International Holdings Ltd.	56,000	95,679
SooChow Securities Co. Ltd. Class A	4,780	5,149
Southwest Securities Co. Ltd. Class A	8,100	4,852
Spring Airlines Co. Ltd. Class A	1,100	7,871
Sungrow Power Supply Co. Ltd. Class A	1,080	10,356
Sunny Optical Technology Group Co. Ltd.	22,500	207,707
Sunwoda Electronic Co. Ltd. Class A	200	612
SUPCON Technology Co. Ltd. Class A	1,090	8,004
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	1,300	5,896
Suzhou Maxwell Technologies Co. Ltd. Class A	480	5,437
Suzhou TFC Optical Communication Co. Ltd. Class A	140	1,669
†TAL Education Group ADR	13,000	171,730
TBEA Co. Ltd. Class A	760	1,260
TCL Technology Group Corp. Class A	9,580	5,878
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	7,525	9,240
Tencent Holdings Ltd.	200,900	12,836,687
Tencent Music Entertainment Group ADR	23,600	340,076
Tianqi Lithium Corp. Class A	100	418
Tianshui Huatian Technology Co. Ltd. Class A	1,900	2,787
Tingyi Cayman Islands Holding Corp.	60,000	100,732
Tongcheng Travel Holdings Ltd.	38,400	103,251
TongFu Microelectronics Co. Ltd. Class A	1,032	3,832
Tongkun Group Co. Ltd. Class A	3,100	5,013
Tongling Nonferrous Metals Group Co. Ltd. Class A	16,600	7,881
Tongwei Co. Ltd. Class A	3,600	9,505
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
TravelSky Technology Ltd. Class H	31,000	$46,031
Trina Solar Co. Ltd. Class A	3,105	7,220
Trip.com Group Ltd.	19,200	1,220,482
Tsingtao Brewery Co. Ltd. Class A	1,000	10,530
Tsingtao Brewery Co. Ltd. Class H	18,000	129,621
Unigroup Guoxin Microelectronics Co. Ltd. Class A	919	8,366
Unisplendour Corp. Ltd. Class A	1,180	4,489
Universal Scientific Industrial Shanghai Co. Ltd. Class A	1,600	3,862
†Vipshop Holdings Ltd. ADR	10,000	156,800
Wanhua Chemical Group Co. Ltd. Class A	2,820	26,148
Want Want China Holdings Ltd.	144,000	90,686
Weichai Power Co. Ltd. Class A	3,700	8,395
Weichai Power Co. Ltd. Class H	61,000	128,475
Weihai Guangwei Composites Co. Ltd. Class A	120	515
Wens Foodstuff Group Co. Ltd. Class A	5,420	12,464
Western Mining Co. Ltd. Class A	3,400	8,010
Western Securities Co. Ltd. Class A	6,100	6,596
Western Superconducting Technologies Co. Ltd. Class A	795	5,093
Will Semiconductor Co. Ltd. Shanghai Class A	965	17,795
Wingtech Technology Co. Ltd. Class A	1,700	7,666
Wuhan Guide Infrared Co. Ltd. Class A	9,321	10,228
Wuliangye Yibin Co. Ltd. Class A	2,500	45,316
WUS Printed Circuit Kunshan Co. Ltd. Class A	910	4,184
WuXi AppTec Co. Ltd. Class A	2,232	20,798
WuXi AppTec Co. Ltd. Class H	9,056	80,873
†Wuxi Biologics Cayman, Inc.	108,000	377,723
LVIP SSGA Emerging Markets Equity Index Fund–9

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
XCMG Construction Machinery Co. Ltd. Class A	11,000	$13,090
Xiamen C & D, Inc. Class A	3,200	4,565
Xiamen Tungsten Co. Ltd. Class A	1,800	4,807
†Xiaomi Corp. Class B	512,200	3,241,063
Xinjiang Daqo New Energy Co. Ltd. Class A	2,066	5,534
Xinyi Solar Holdings Ltd.	136,546	52,763
†XPeng, Inc. Class A	39,200	405,105
Yadea Group Holdings Ltd.	38,449	74,899
Yankuang Energy Group Co. Ltd. Class A	2,265	4,164
Yankuang Energy Group Co. Ltd. Class H	104,800	108,780
Yealink Network Technology Corp. Ltd. Class A	1,690	9,528
Yifeng Pharmacy Chain Co. Ltd. Class A	1,623	5,571
Yihai Kerry Arawana Holdings Co. Ltd. Class A	992	4,304
†Yonyou Network Technology Co. Ltd. Class A	3,640	7,627
Youngor Fashion Co. Ltd. Class A	4,200	4,675
YTO Express Group Co. Ltd. Class A	4,600	8,068
Yum China Holdings, Inc.	11,800	614,308
Yunnan Aluminium Co. Ltd. Class A	4,500	10,801
Yunnan Baiyao Group Co. Ltd. Class A	1,680	13,149
Yunnan Energy New Material Co. Ltd. Class A	1,900	8,091
Yunnan Yuntianhua Co. Ltd. Class A	2,100	6,622
Yutong Bus Co. Ltd. Class A	2,500	9,157
Zangge Mining Co. Ltd. Class A	2,100	10,401
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	500	13,933
Zhaojin Mining Industry Co. Ltd. Class H	45,500	90,885
Zhejiang China Commodities City Group Co. Ltd. Class A	2,600	5,463
Zhejiang Chint Electrics Co. Ltd. Class A	2,900	9,436
Zhejiang Dahua Technology Co. Ltd. Class A	4,500	10,592
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Zhejiang Dingli Machinery Co. Ltd. Class A	640	$5,219
Zhejiang Expressway Co. Ltd. Class H	42,600	34,773
Zhejiang Huayou Cobalt Co. Ltd. Class A	1,960	9,232
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,400	6,183
Zhejiang Juhua Co. Ltd. Class A	900	3,077
†Zhejiang Leapmotor Technology Co. Ltd.	16,600	107,691
Zhejiang NHU Co. Ltd. Class A	964	2,976
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	600	2,401
Zhejiang Supor Co. Ltd. Class A	700	5,639
Zhejiang Weiming Environment Protection Co. Ltd. Class A	2,200	6,465
Zhejiang Zheneng Electric Power Co. Ltd. Class A	10,400	8,180
Zheshang Securities Co. Ltd. Class A	3,900	6,128
Zhongji Innolight Co. Ltd. Class A	940	13,082
Zhongjin Gold Corp. Ltd. Class A	4,100	8,002
Zhongsheng Group Holdings Ltd.	23,500	41,386
Zhongtai Securities Co. Ltd. Class A	100	89
Zhuzhou CRRC Times Electric Co. Ltd. Class A	1,228	8,016
Zhuzhou CRRC Times Electric Co. Ltd. Class H	15,700	65,177
Zijin Mining Group Co. Ltd. Class A	13,100	32,943
Zijin Mining Group Co. Ltd. Class H	178,000	406,177
ZTE Corp. Class A	3,400	16,110
ZTE Corp. Class H	23,000	70,966
ZTO Express Cayman, Inc.	13,350	263,936
		65,439,841
Colombia–0.06%
Bancolombia SA	7,548	84,829
Interconexion Electrica SA ESP	13,828	63,155
		147,984
Czech Republic–0.17%
CEZ AS	5,113	253,187
LVIP SSGA Emerging Markets Equity Index Fund–10

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Czech Republic (continued)
Komercni Banka AS	2,336	$113,249
Moneta Money Bank AS	8,517	54,019
		420,455
Egypt–0.07%
Commercial International Bank - Egypt (CIB)	71,054	115,847
Eastern Co. SAE	46,491	30,568
Talaat Moustafa Group	24,118	25,325
		171,740
Greece–0.56%
Alpha Services & Holdings SA	71,106	170,784
Eurobank Ergasias Services & Holdings SA Class A	81,963	220,174
Hellenic Telecommunications Organization SA	4,930	80,204
Jumbo SA	3,592	98,476
Metlen Energy & Metals SA	3,426	150,987
National Bank of Greece SA	26,474	272,099
OPAP SA	5,774	114,705
Piraeus Financial Holdings SA	33,798	185,711
Public Power Corp. SA	5,248	78,804
		1,371,944
Hong Kong–0.86%
†Alibaba Health Information Technology Ltd.	176,000	107,086
Bank of Communications Co. Ltd. Class H	281,000	251,106
Beijing Enterprises Holdings Ltd.	14,000	53,008
BOC Aviation Ltd.	7,000	54,688
Bosideng International Holdings Ltd.	120,000	61,572
C&D International Investment Group Ltd.	19,326	40,401
China Gas Holdings Ltd.	81,398	74,222
China Merchants Port Holdings Co. Ltd.	37,740	64,891
China Minsheng Banking Corp. Ltd. Class H	220,000	99,202
China National Building Material Co. Ltd. Class H	83,696	43,194
China Railway Group Ltd. Class H	123,000	54,413
China Resources Gas Group Ltd.	28,900	86,217
China State Construction International Holdings Ltd.	60,000	77,663
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
Chow Tai Fook Jewellery Group Ltd.	63,600	$72,059
Geely Automobile Holdings Ltd.	187,000	401,415
Guangdong Investment Ltd.	88,000	64,789
Orient Overseas International Ltd.	4,500	66,612
Postal Savings Bank of China Co. Ltd. Class H	280,000	173,261
Sino Biopharmaceutical Ltd.	322,000	155,695
Sinopharm Group Co. Ltd. Class H	42,800	99,322
		2,100,816
Hungary–0.28%
MOL Hungarian Oil & Gas PLC	12,653	99,780
OTP Bank Nyrt	6,938	466,802
Richter Gedeon Nyrt	4,399	121,167
		687,749
India–18.43%
ABB India Ltd.	1,681	108,490
Adani Enterprises Ltd.	4,704	126,859
Adani Ports & Special Economic Zone Ltd.	17,149	236,132
†Adani Power Ltd.	18,126	107,129
Alkem Laboratories Ltd.	1,274	72,570
Ambuja Cements Ltd.	19,802	124,090
APL Apollo Tubes Ltd.	5,770	102,796
Apollo Hospitals Enterprise Ltd.	3,042	234,945
Ashok Leyland Ltd.	46,590	110,446
Asian Paints Ltd.	11,744	320,869
Astral Ltd.	3,976	60,052
AU Small Finance Bank Ltd.	11,519	71,694
†Aurobindo Pharma Ltd.	8,285	112,081
†Avenue Supermarts Ltd.	5,131	244,662
Axis Bank Ltd.	70,961	910,250
Bajaj Auto Ltd.	2,124	194,977
Bajaj Finance Ltd.	8,608	896,857
Bajaj Finserv Ltd.	12,122	283,477
Bajaj Holdings & Investment Ltd.	845	122,937
Balkrishna Industries Ltd.	2,292	68,296
Bank of Baroda	31,416	83,581
Bharat Electronics Ltd.	110,606	386,894
Bharat Forge Ltd.	8,087	110,006
Bharat Heavy Electricals Ltd.	31,441	78,961
Bharat Petroleum Corp. Ltd.	48,172	156,007
LVIP SSGA Emerging Markets Equity Index Fund–11

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
Bharti Airtel Ltd.	79,538	$1,607,963
Bosch Ltd.	219	72,482
Britannia Industries Ltd.	3,420	197,047
BSE Ltd.	2,105	134,025
Canara Bank	57,122	59,104
CG Power & Industrial Solutions Ltd.	19,516	144,969
Cholamandalam Investment & Finance Co. Ltd.	13,285	235,227
Cipla Ltd.	16,005	268,962
Coal India Ltd.	56,300	261,014
Colgate-Palmolive India Ltd.	4,233	118,177
Container Corp. of India Ltd.	7,036	56,712
Cummins India Ltd.	4,406	156,396
Dabur India Ltd.	16,336	96,603
Divi's Laboratories Ltd.	3,783	254,913
Dixon Technologies India Ltd.	1,131	173,469
DLF Ltd.	23,407	185,020
Dr. Reddy's Laboratories Ltd.	17,714	236,686
Eicher Motors Ltd.	4,338	270,620
GAIL India Ltd.	73,114	155,775
†GMR Airports Ltd.	78,318	68,909
Godrej Consumer Products Ltd.	12,806	173,185
†Godrej Properties Ltd.	4,747	117,320
Grasim Industries Ltd.	8,315	253,232
Havells India Ltd.	8,005	142,707
HCL Technologies Ltd.	29,405	544,737
HDFC Asset Management Co. Ltd.	2,893	135,353
HDFC Bank Ltd.	175,902	3,749,563
HDFC Life Insurance Co. Ltd.	30,594	244,507
Hero MotoCorp Ltd.	3,790	164,473
Hindalco Industries Ltd.	42,596	338,005
Hindustan Aeronautics Ltd.	6,342	308,159
Hindustan Petroleum Corp. Ltd.	30,389	127,205
Hindustan Unilever Ltd.	25,453	672,145
†Hyundai Motor India Ltd.	5,101	101,913
ICICI Bank Ltd.	162,313	2,551,238
ICICI Lombard General Insurance Co. Ltd.	7,656	160,266
ICICI Prudential Life Insurance Co. Ltd.	10,854	71,446
†IDFC First Bank Ltd.	108,555	69,454
Indian Hotels Co. Ltd.	27,055	247,916
Indian Oil Corp. Ltd.	89,713	132,972
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
Indian Railway Catering & Tourism Corp. Ltd.	8,024	$67,990
†Indus Towers Ltd.	37,665	146,462
IndusInd Bank Ltd.	18,097	136,938
Info Edge India Ltd.	2,250	187,856
Infosys Ltd.	103,224	1,891,430
†InterGlobe Aviation Ltd.	5,963	355,391
ITC Ltd.	92,222	440,655
Jindal Stainless Ltd.	10,474	70,860
Jindal Steel & Power Ltd.	13,011	137,694
†Jio Financial Services Ltd.	90,339	239,242
JSW Energy Ltd.	13,376	83,843
JSW Steel Ltd.	18,446	227,504
Jubilant Foodworks Ltd.	11,529	89,252
Kalyan Jewellers India Ltd.	12,690	68,963
Kotak Mahindra Bank Ltd.	33,861	857,214
Larsen & Toubro Ltd.	20,862	848,380
LTIMindtree Ltd.	2,348	122,660
Lupin Ltd.	7,235	171,311
Macrotech Developers Ltd.	9,432	131,595
Mahindra & Mahindra Ltd.	28,912	897,406
†Mankind Pharma Ltd.	3,885	109,749
Marico Ltd.	16,375	124,568
Maruti Suzuki India Ltd.	3,891	522,702
Max Healthcare Institute Ltd.	24,599	314,639
Mphasis Ltd.	3,273	95,328
MRF Ltd.	72	94,644
Muthoot Finance Ltd.	3,718	103,370
Nestle India Ltd.	10,251	269,357
NHPC Ltd.	91,206	87,062
NMDC Ltd.	91,377	73,056
NTPC Ltd.	134,618	559,680
Oberoi Realty Ltd.	3,952	75,266
Oil & Natural Gas Corp. Ltd.	96,222	276,525
Oil India Ltd.	14,521	65,512
Oracle Financial Services Software Ltd.	645	58,778
Page Industries Ltd.	191	95,191
†PB Fintech Ltd.	10,106	186,627
Persistent Systems Ltd.	3,456	221,790
Petronet LNG Ltd.	22,891	78,406
Phoenix Mills Ltd.	6,212	119,032
PI Industries Ltd.	2,375	94,970
Pidilite Industries Ltd.	4,825	160,563
Polycab India Ltd.	1,745	104,605
Power Finance Corp. Ltd.	46,964	225,971
Power Grid Corp. of India Ltd.	143,512	485,667
Prestige Estates Projects Ltd.	5,343	73,805
Punjab National Bank	72,809	81,403
Rail Vikas Nigam Ltd.	15,399	62,761
LVIP SSGA Emerging Markets Equity Index Fund–12

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
REC Ltd.	41,632	$207,530
Reliance Industries Ltd.	189,168	2,812,421
Samvardhana Motherson International Ltd.	100,338	152,353
SBI Cards & Payment Services Ltd.	8,975	92,256
SBI Life Insurance Co. Ltd.	14,247	256,983
Shree Cement Ltd.	269	95,661
Shriram Finance Ltd.	44,579	340,442
Siemens Ltd.	2,822	173,178
Solar Industries India Ltd.	812	106,151
Sona Blw Precision Forgings Ltd.	13,732	73,631
SRF Ltd.	4,232	145,133
State Bank of India	55,079	495,199
Sun Pharmaceutical Industries Ltd.	29,511	598,032
Sundaram Finance Ltd.	2,084	111,234
Supreme Industries Ltd.	1,964	78,310
†Suzlon Energy Ltd.	303,061	199,326
Tata Communications Ltd.	3,570	65,611
Tata Consultancy Services Ltd.	28,093	1,181,776
Tata Consumer Products Ltd.	18,734	218,663
Tata Elxsi Ltd.	1,140	69,263
Tata Motors Ltd.	62,570	490,590
Tata Power Co. Ltd.	50,499	220,538
Tata Steel Ltd.	228,177	407,616
Tech Mahindra Ltd.	16,471	271,679
Thermax Ltd.	1,343	57,223
Titan Co. Ltd.	10,958	391,064
Torrent Pharmaceuticals Ltd.	3,718	139,942
Torrent Power Ltd.	5,335	92,185
Trent Ltd.	5,737	355,632
Tube Investments of India Ltd.	3,367	108,536
TVS Motor Co. Ltd.	7,513	211,791
UltraTech Cement Ltd.	3,542	475,093
Union Bank of India Ltd.	44,932	65,831
United Spirits Ltd.	9,180	150,203
†UPL Ltd.	15,437	110,063
Varun Beverages Ltd.	42,459	267,167
Vedanta Ltd.	43,430	234,032
†Vodafone Idea Ltd.	809,769	64,055
Voltas Ltd.	6,823	116,078
Wipro Ltd.	82,844	252,678
†Yes Bank Ltd.	437,504	85,996
†Zomato Ltd.	227,198	533,708
Zydus Lifesciences Ltd.	7,710	79,747
		45,033,200
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Indonesia–1.24%
Alamtri Resources Indonesia Tbk. PT	421,800	$46,858
†Amman Mineral Internasional PT	202,500	65,396
Astra International Tbk. PT	636,400	188,342
Bank Central Asia Tbk. PT	1,718,900	882,286
†Bank Mandiri Persero Tbk. PT	1,147,000	356,071
†Bank Negara Indonesia Persero Tbk. PT	469,900	119,183
Bank Rakyat Indonesia Persero Tbk. PT	2,110,359	510,141
Barito Pacific Tbk. PT	779,798	33,178
Chandra Asri Pacific Tbk. PT	245,200	106,609
Charoen Pokphand Indonesia Tbk. PT	215,600	57,019
†GoTo Gojek Tokopedia Tbk. PT	28,452,400	141,498
Indofood CBP Sukses Makmur Tbk. PT	79,300	48,725
Indofood Sukses Makmur Tbk. PT	127,700	54,714
Kalbe Farma Tbk. PT	652,800	44,742
Sumber Alfaria Trijaya Tbk. PT	584,500	72,347
Telkom Indonesia Persero Tbk. PT	1,561,500	226,776
United Tractors Tbk. PT	47,100	66,769
		3,020,654
Ireland–1.05%
†PDD Holdings, Inc. ADR	21,600	2,556,360
		2,556,360
Kuwait–0.81%
Boubyan Bank KSCP	45,315	100,782
Gulf Bank KSCP	59,902	69,136
Kuwait Finance House KSCP	317,247	817,674
†Mabanee Co. KPSC	21,313	57,005
Mobile Telecommunications Co. KSCP	59,896	93,208
National Bank of Kuwait SAKP	245,321	833,511
		1,971,316
Luxembourg–0.06%
Reinet Investments SCA	4,341	105,408
†Zabka Group SA	9,417	50,296
		155,704
Malaysia–1.35%
AMMB Holdings Bhd.	77,200	97,585
LVIP SSGA Emerging Markets Equity Index Fund–13

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Malaysia (continued)
Axiata Group Bhd.	92,561	$37,455
CelcomDigi Bhd.	102,800	80,736
CIMB Group Holdings Bhd.	252,707	400,394
Gamuda Bhd.	144,822	137,874
Genting Bhd.	64,500	47,414
Hong Leong Bank Bhd.	20,100	91,461
IHH Healthcare Bhd.	69,500	108,381
IOI Corp. Bhd.	77,000	63,388
Kuala Lumpur Kepong Bhd.	14,909	69,547
Malayan Banking Bhd.	166,370	379,839
Maxis Bhd.	71,800	54,961
MISC Bhd.	44,500	71,990
Mr. DIY Group M Bhd.	119,950	38,238
Nestle Malaysia Bhd.	1,900	31,862
Petronas Chemicals Group Bhd.	85,800	70,277
Petronas Dagangan Bhd.	9,900	40,834
Petronas Gas Bhd.	24,700	93,957
PPB Group Bhd.	19,400	50,351
Press Metal Aluminium Holdings Bhd.	117,500	133,857
Public Bank Bhd.	447,900	447,045
QL Resources Bhd.	50,300	53,036
RHB Bank Bhd.	44,788	69,037
SD Guthrie Bhd.	64,987	71,967
Sime Darby Bhd.	91,700	45,804
Sunway Bhd.	73,200	75,079
Telekom Malaysia Bhd.	39,059	57,772
Tenaga Nasional Bhd.	91,700	276,990
YTL Corp. Bhd.	103,100	46,726
YTL Power International Bhd.	78,800	59,489
		3,303,346
Mexico–1.97%
†Alfa SAB de CV Class A	109,821	85,541
America Movil SAB de CV	566,100	403,320
Arca Continental SAB de CV	16,400	171,489
Cemex SAB de CV	464,100	260,574
Coca-Cola Femsa SAB de CV	16,500	151,418
Fibra Uno Administracion SA de CV	90,100	105,226
Fomento Economico Mexicano SAB de CV	54,200	527,500
Gruma SAB de CV Class B	5,675	102,022
Grupo Aeroportuario del Centro Norte SAB de CV	8,700	85,450
Grupo Aeroportuario del Pacifico SAB de CV Class B	12,265	226,577
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Mexico (continued)
Grupo Aeroportuario del Sureste SAB de CV Class B	5,730	$156,560
Grupo Bimbo SAB de CV	41,200	111,715
Grupo Carso SAB de CV	17,717	103,231
Grupo Comercial Chedraui SA de CV	9,100	51,137
Grupo Financiero Banorte SAB de CV Class O	80,500	558,892
†Grupo Financiero Inbursa SAB de CV Class O	58,000	130,400
Grupo Mexico SAB de CV	96,600	482,611
†Industrias Penoles SAB de CV	6,160	114,540
Kimberly-Clark de Mexico SAB de CV Class A	47,400	77,662
Prologis Property Mexico SA de CV	33,829	108,622
Promotora y Operadora de Infraestructura SAB de CV	5,485	55,261
Qualitas Controladora SAB de CV	6,300	54,767
Southern Copper Corp.	2,698	252,155
Wal-Mart de Mexico SAB de CV	162,100	448,093
		4,824,763
Netherlands–0.06%
NEPI Rockcastle NV	19,020	137,471
		137,471
Peru–0.19%
Cia de Minas Buenaventura SAA ADR	5,200	81,276
Credicorp Ltd.	2,100	390,936
		472,212
Philippines–0.50%
Ayala Corp.	7,440	77,012
Ayala Land, Inc.	204,900	82,592
Bank of the Philippine Islands	66,198	152,705
BDO Unibank, Inc.	75,634	202,616
International Container Terminal Services, Inc.	32,510	201,678
Jollibee Foods Corp.	13,880	58,212
Manila Electric Co.	9,130	87,750
Metropolitan Bank & Trust Co.	58,104	74,242
PLDT, Inc.	2,320	51,486
SM Investments Corp.	6,840	94,354
SM Prime Holdings, Inc.	321,500	135,104
		1,217,751
LVIP SSGA Emerging Markets Equity Index Fund–14

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Poland–1.01%
†Allegro.eu SA	18,317	$148,593
Bank Polska Kasa Opieki SA	5,775	264,008
CD Projekt SA	2,033	111,720
†Dino Polska SA	1,544	180,218
KGHM Polska Miedz SA	4,420	144,486
LPP SA	35	159,702
†mBank SA	468	98,361
ORLEN SA	17,701	311,779
†PGE Polska Grupa Energetyczna SA	30,272	62,293
Powszechna Kasa Oszczednosci Bank Polski SA	27,063	528,419
Powszechny Zaklad Ubezpieczen SA	18,291	265,746
Santander Bank Polska SA	1,284	184,891
		2,460,216
Qatar–0.78%
Al Rayan Bank	191,835	118,548
Barwa Real Estate Co.	58,857	42,676
Commercial Bank PSQC	102,955	117,993
Dukhan Bank	57,348	55,631
Industries Qatar QSC	48,491	171,670
Mesaieed Petrochemical Holding Co.	159,959	63,088
Ooredoo QPSC	24,514	79,447
Qatar Electricity & Water Co. QSC	13,093	53,508
Qatar Fuel QSC	19,148	78,096
Qatar Gas Transport Co. Ltd.	86,801	111,213
Qatar International Islamic Bank QSC	30,214	84,642
Qatar Islamic Bank QPSC	54,096	305,156
Qatar National Bank QPSC	143,395	631,997
		1,913,665
Republic of Korea–8.67%
†Alteogen, Inc.	1,260	307,997
Amorepacific Corp.	917	63,528
Celltrion, Inc.	4,843	559,441
CJ CheilJedang Corp.	280	47,043
Coway Co. Ltd.	1,695	93,375
DB Insurance Co. Ltd.	1,443	87,168
Doosan Bobcat, Inc.	1,863	63,615
†Doosan Enerbility Co. Ltd.	14,230	228,478
†Ecopro BM Co. Ltd.	1,549	102,241
Ecopro Co. Ltd.	3,225	109,682
†Ecopro Materials Co. Ltd.	603	23,939
Hana Financial Group, Inc.	8,849	361,308
Hanjin Kal Corp.	646	35,763
Hankook Tire & Technology Co. Ltd.	2,431	65,456
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
Hanmi Semiconductor Co. Ltd.	1,349	$64,499
Hanwha Aerospace Co. Ltd.	988	424,528
†Hanwha Ocean Co. Ltd.	2,833	130,370
HD Hyundai Co. Ltd.	1,284	63,493
HD Hyundai Electric Co. Ltd.	743	151,631
HD Hyundai Heavy Industries Co. Ltd.	707	135,207
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	1,351	186,038
†HLB, Inc.	3,730	140,217
HMM Co. Ltd.	8,265	110,368
HYBE Co. Ltd.	720	115,688
Hyundai Glovis Co. Ltd.	1,182	90,878
Hyundai Mobis Co. Ltd.	1,857	330,462
Hyundai Motor Co.	4,201	567,429
Hyundai Rotem Co. Ltd.	2,425	174,404
Industrial Bank of Korea	8,575	83,206
Kakao Corp.	9,800	261,253
KakaoBank Corp.	5,064	76,474
KB Financial Group, Inc.	11,587	628,058
Kia Corp.	7,369	466,079
Korea Aerospace Industries Ltd.	2,224	114,237
Korea Electric Power Corp.	8,131	119,998
Korea Investment Holdings Co. Ltd.	1,368	68,408
Korea Zinc Co. Ltd.	127	67,250
Korean Air Lines Co. Ltd.	5,695	82,907
†Krafton, Inc.	906	207,193
KT&G Corp.	2,860	196,716
LG Chem Ltd.	1,566	263,345
LG Corp.	2,568	113,261
†LG Display Co. Ltd.	9,492	57,202
LG Electronics, Inc.	3,380	178,288
†LG Energy Solution Ltd.	1,442	330,293
LG H&H Co. Ltd.	289	61,567
LG Innotek Co. Ltd.	433	47,586
LG Uplus Corp.	6,565	45,944
LS Electric Co. Ltd.	478	58,518
Meritz Financial Group, Inc.	3,018	252,298
Mirae Asset Securities Co. Ltd.	6,951	43,595
NAVER Corp.	4,400	575,008
NCSoft Corp.	375	38,193
NH Investment & Securities Co. Ltd.	4,353	41,763
Orion Corp.	672	53,967
†POSCO Future M Co. Ltd.	961	79,378
POSCO Holdings, Inc.	2,164	412,693
LVIP SSGA Emerging Markets Equity Index Fund–15

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
Posco International Corp.	1,573	$53,033
†Samsung Biologics Co. Ltd.	547	379,624
Samsung C&T Corp.	2,815	224,850
Samsung Electro-Mechanics Co. Ltd.	1,780	157,662
Samsung Electronics Co. Ltd.	148,511	5,887,787
Samsung Fire & Marine Insurance Co. Ltd.	974	237,704
†Samsung Heavy Industries Co. Ltd.	20,973	193,463
Samsung Life Insurance Co. Ltd.	2,529	142,965
Samsung SDI Co. Ltd.	1,742	225,124
Samsung SDS Co. Ltd.	1,348	106,746
Shinhan Financial Group Co. Ltd.	13,207	422,662
†SK Biopharmaceuticals Co. Ltd.	994	67,798
SK Hynix, Inc.	16,973	2,262,602
†SK Innovation Co. Ltd.	2,133	164,105
†SK Square Co. Ltd.	2,985	191,210
SK Telecom Co. Ltd.	1,504	56,652
SK, Inc.	1,145	101,352
†SKC Co. Ltd.	601	42,651
S-Oil Corp.	1,405	53,648
Woori Financial Group, Inc.	19,943	225,210
Yuhan Corp.	1,786	133,632
		21,189,404
Russia–0.00%
=πAlrosa PJSC	238,813	0
=πGazprom PJSC	958,422	0
†=πGazprom PJSC ADR	40,705	0
†=πGMK Norilskiy Nickel PAO	595,900	0
=πInter RAO UES PJSC	3,556,000	0
=πLUKOIL PJSC	39,222	0
=πMoscow Exchange MICEX-RTS PJSC	149,010	0
†=πNovatek PJSC GDR	8,045	0
=πNovolipetsk Steel PJSC	139,160	0
†=πPhosAgro PJSC	80	0
†=πPhosAgro PJSC GDR	12,445	0
†=πPolyus PJSC	31,720	0
=πRosneft Oil Co. PJSC	109,202	0
=πSberbank of Russia PJSC	1,018,280	0
=πSeverstal PAO	19,447	0
=πSurgutneftegas PAO	697,800	0
=πTatneft PJSC	132,700	0
†=πVK IPJSC GDR	12,642	0
†=πVTB Bank PJSC	58,436	0
		0
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Saudi Arabia–4.05%
ACWA Power Co.	4,545	$413,209
Ades Holding Co.	11,481	49,762
Al Rajhi Bank	60,900	1,653,148
†Al Rajhi Co. for Co-operative Insurance	1,264	47,403
Alinma Bank	38,785	316,604
Almarai Co. JSC	15,381	227,216
Arab National Bank	28,412	174,376
Arabian Internet & Communications Services Co.	813	65,489
Bank AlBilad	19,392	190,904
†Bank Al-Jazira	15,995	74,342
Banque Saudi Fransi	38,585	190,661
Bupa Arabia for Cooperative Insurance Co.	2,609	122,831
Co. for Cooperative Insurance	2,182	83,051
Dallah Healthcare Co.	896	30,240
†Dar Al Arkan Real Estate Development Co.	16,775	95,489
Dr. Sulaiman Al Habib Medical Services Group Co.	2,648	196,671
Elm Co.	760	196,529
Etihad Etisalat Co.	11,903	193,565
Jarir Marketing Co.	18,973	65,531
Mouwasat Medical Services Co.	3,213	64,270
Nahdi Medical Co.	1,083	33,211
Riyad Bank	45,191	396,273
SABIC Agri-Nutrients Co.	7,375	208,154
Sahara International Petrochemical Co.	11,987	66,390
SAL Saudi Logistics Services	751	39,387
†Saudi Arabian Mining Co.	40,945	502,446
Saudi Arabian Oil Co.	181,528	1,293,163
Saudi Aramco Base Oil Co.	1,550	43,356
Saudi Awwal Bank	30,793	307,598
Saudi Basic Industries Corp.	27,778	471,717
Saudi Electricity Co.	26,257	111,487
Saudi Industrial Investment Group	10,483	43,375
Saudi Investment Bank	19,298	75,134
†Saudi Kayan Petrochemical Co.	19,279	31,385
Saudi National Bank	91,371	870,706
†Saudi Research & Media Group	1,079	49,581
Saudi Tadawul Group Holding Co.	1,486	80,773
Saudi Telecom Co.	62,130	751,139
LVIP SSGA Emerging Markets Equity Index Fund–16

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Saudi Arabia (continued)
Yanbu National Petrochemical Co.	8,398	$77,425
		9,903,991
South Africa–2.86%
Absa Group Ltd.	25,937	250,373
Anglo American Platinum Ltd.	2,555	102,758
Aspen Pharmacare Holdings Ltd.	12,014	107,284
Bid Corp. Ltd.	10,253	245,742
Bidvest Group Ltd.	10,859	139,476
Capitec Bank Holdings Ltd.	2,701	459,388
Clicks Group Ltd.	7,479	138,171
Discovery Ltd.	17,183	186,965
FirstRand Ltd.	156,379	614,541
Gold Fields Ltd.	27,803	614,271
Harmony Gold Mining Co. Ltd.	18,112	265,245
†Impala Platinum Holdings Ltd.	28,684	197,471
Kumba Iron Ore Ltd.	2,134	36,319
MTN Group Ltd.	53,636	360,489
Naspers Ltd. Class N	5,272	1,307,406
Nedbank Group Ltd.	14,740	206,810
Old Mutual Ltd.	150,326	97,566
OUTsurance Group Ltd.	25,669	97,580
Pepkor Holdings Ltd.	76,254	106,178
Remgro Ltd.	15,918	137,741
Sanlam Ltd.	54,871	247,645
†Sasol Ltd.	17,515	73,389
Shoprite Holdings Ltd.	15,169	226,224
Standard Bank Group Ltd.	41,357	540,384
Vodacom Group Ltd.	19,772	135,823
Woolworths Holdings Ltd.	29,232	81,311
		6,976,550
Taiwan–17.17%
Accton Technology Corp.	16,000	283,472
Acer, Inc.	91,000	98,209
Advantech Co. Ltd.	14,951	170,834
Airtac International Group	4,696	119,262
Alchip Technologies Ltd.	2,000	168,595
ASE Technology Holding Co. Ltd.	104,000	457,051
Asia Cement Corp.	71,000	100,337
Asia Vital Components Co. Ltd.	10,000	141,600
Asustek Computer, Inc.	22,000	409,335
AUO Corp.	200,000	81,885
Catcher Technology Co. Ltd.	19,000	121,065
Cathay Financial Holding Co. Ltd.	296,154	552,634
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Chailease Holding Co. Ltd.	47,494	$167,955
Chang Hwa Commercial Bank Ltd.	192,641	103,596
Cheng Shin Rubber Industry Co. Ltd.	54,000	82,079
China Airlines Ltd.	90,000	61,517
China Steel Corp.	375,000	254,209
Chunghwa Telecom Co. Ltd.	117,000	454,531
Compal Electronics, Inc.	133,000	129,281
CTBC Financial Holding Co. Ltd.	519,000	624,009
Delta Electronics, Inc.	61,000	674,675
E Ink Holdings, Inc.	27,000	219,802
E.Sun Financial Holding Co. Ltd.	444,084	388,212
Eclat Textile Co. Ltd.	6,000	80,649
Elite Material Co. Ltd.	9,000	150,744
eMemory Technology, Inc.	2,000	140,615
Eva Airways Corp.	85,000	104,585
Evergreen Marine Corp. Taiwan Ltd.	32,986	221,159
Far Eastern New Century Corp.	90,000	89,872
Far EasTone Telecommunications Co. Ltd.	56,000	156,006
Feng TAY Enterprise Co. Ltd.	14,193	51,513
First Financial Holding Co. Ltd.	355,379	291,598
Formosa Chemicals & Fibre Corp.	109,000	86,351
Formosa Plastics Corp.	121,000	134,450
Fortune Electric Co. Ltd.	4,400	60,657
Fubon Financial Holding Co. Ltd.	254,696	662,280
Gigabyte Technology Co. Ltd.	17,000	126,445
Global Unichip Corp.	3,000	97,497
Globalwafers Co. Ltd.	8,000	77,695
Hon Hai Precision Industry Co. Ltd.	389,000	1,754,696
Hotai Motor Co. Ltd.	9,320	170,740
Hua Nan Financial Holdings Co. Ltd.	281,388	237,936
Innolux Corp.	236,930	108,986
International Games System Co. Ltd.	8,000	188,353
Inventec Corp.	85,000	110,093
Jentech Precision Industrial Co. Ltd.	2,500	75,293
KGI Financial Holding Co. Ltd.	505,048	263,749
Largan Precision Co. Ltd.	3,000	216,072
LVIP SSGA Emerging Markets Equity Index Fund–17

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Lite-On Technology Corp.	67,000	$186,078
Lotes Co. Ltd.	3,000	126,935
MediaTek, Inc.	47,000	2,025,721
Mega Financial Holding Co. Ltd.	366,887	444,713
Micro-Star International Co. Ltd.	23,000	113,572
Nan Ya Plastics Corp.	163,000	148,507
Nien Made Enterprise Co. Ltd.	5,000	60,023
Novatek Microelectronics Corp.	18,000	299,235
Pegatron Corp.	63,000	161,011
†PharmaEssentia Corp.	7,000	110,397
Pou Chen Corp.	74,000	79,348
President Chain Store Corp.	18,000	136,346
Quanta Computer, Inc.	84,000	584,442
Realtek Semiconductor Corp.	15,000	239,138
Ruentex Development Co. Ltd.	45,295	48,342
Shanghai Commercial & Savings Bank Ltd.	123,190	168,483
†Shin Kong Financial Holding Co. Ltd.	461,546	170,344
SinoPac Financial Holdings Co. Ltd.	341,986	231,987
Synnex Technology International Corp.	42,000	90,959
Taishin Financial Holding Co. Ltd.	369,362	192,610
Taiwan Business Bank	214,562	95,061
Taiwan Cooperative Financial Holding Co. Ltd.	335,830	244,986
Taiwan High Speed Rail Corp.	55,000	44,391
Taiwan Mobile Co. Ltd.	58,000	204,099
Taiwan Semiconductor Manufacturing Co. Ltd.	766,000	21,572,844
TCC Group Holdings Co. Ltd.	214,050	207,702
Unimicron Technology Corp.	43,000	122,493
Uni-President Enterprises Corp.	149,000	363,350
United Microelectronics Corp.	356,000	497,767
Vanguard International Semiconductor Corp.	33,111	94,262
Voltronic Power Technology Corp.	2,000	93,525
Wan Hai Lines Ltd.	21,190	50,496
Wistron Corp.	87,000	255,046
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Wiwynn Corp.	3,000	$151,919
WPG Holdings Ltd.	51,000	96,322
Yageo Corp.	12,898	189,968
Yang Ming Marine Transport Corp.	55,000	124,422
Yuanta Financial Holding Co. Ltd.	328,048	336,220
Zhen Ding Technology Holding Ltd.	21,000	66,609
		41,951,852
Thailand–1.19%
Advanced Info Service PCL NVDR	37,575	305,553
Airports of Thailand PCL NVDR	135,614	151,548
Bangkok Dusit Medical Services PCL NVDR	351,222	225,874
Bangkok Expressway & Metro PCL NVDR	201,447	32,184
Bumrungrad Hospital PCL NVDR	19,389	94,234
Central Pattana PCL NVDR	62,917	87,566
Central Retail Corp. PCL	61,337	45,382
Charoen Pokphand Foods PCL NVDR	112,438	79,111
CP ALL PCL NVDR	183,650	268,654
CP Axtra PCL NVDR	59,593	45,957
Delta Electronics Thailand PCL	98,749	191,385
=Gulf Energy Development PCL NVDR	93,379	137,604
Home Product Center PCL NVDR	173,962	44,212
=Intouch Holdings PCL Class F	30,314	73,031
Kasikornbank PCL NVDR	18,694	89,319
Krung Thai Bank PCL NVDR	110,586	78,857
Krungthai Card PCL NVDR	27,863	37,565
Minor International PCL NVDR	95,783	74,693
PTT Exploration & Production PCL NVDR	43,960	151,419
PTT Oil & Retail Business PCL	100,062	34,960
PTT PCL NVDR	301,382	284,634
SCB X PCL NVDR	26,145	95,020
Siam Cement PCL NVDR	24,439	112,755
TMBThanachart Bank PCL	787,300	45,619
†True Corp. PCL NVDR	328,343	113,708
		2,900,844
LVIP SSGA Emerging Markets Equity Index Fund–18

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Turkey–0.57%
Akbank TAS	98,687	$135,882
Aselsan Elektronik Sanayi Ve Ticaret AS	42,367	133,864
BIM Birlesik Magazalar AS	14,353	173,325
Coca-Cola Icecek AS	26,318	37,079
Eregli Demir ve Celik Fabrikalari TAS	109,867	65,195
Ford Otomotiv Sanayi AS	2,206	61,563
Haci Omer Sabanci Holding AS	31,211	69,073
KOC Holding AS	24,063	103,839
†Pegasus Hava Tasimaciligi AS	6,598	44,815
†Sasa Polyester Sanayi AS	332,751	32,777
†Turk Hava Yollari AO	17,241	141,204
Turkcell Iletisim Hizmetleri AS	38,120	96,203
Turkiye Is Bankasi AS Class C	274,427	88,645
Turkiye Petrol Rafinerileri AS	30,285	110,135
Turkiye Sise ve Cam Fabrikalari AS	35,707	36,269
Yapi ve Kredi Bankasi AS	102,559	64,997
		1,394,865
United Arab Emirates–1.40%
Abu Dhabi Commercial Bank PJSC	89,630	265,627
Abu Dhabi Islamic Bank PJSC	46,089	201,271
Abu Dhabi National Oil Co. for Distribution PJSC	95,109	87,950
ADNOC Drilling Co. PJSC	98,220	137,449
Aldar Properties PJSC	121,987	278,578
Americana Restaurants International PLC - Foreign Co.	88,874	51,539
Dubai Islamic Bank PJSC	91,651	178,393
Emaar Development PJSC	31,391	104,216
Emaar Properties PJSC	205,975	745,944
Emirates NBD Bank PJSC	58,290	320,571
Emirates Telecommunications Group Co. PJSC	107,453	494,406
First Abu Dhabi Bank PJSC	136,694	514,324
†Multiply Group PJSC	108,164	48,784
		3,429,052
United Kingdom–0.24%
Anglogold Ashanti PLC	15,574	584,596
		584,596
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States–0.24%
†BeiGene Ltd.	23,900	$505,510
†Legend Biotech Corp. ADR	2,200	74,646
		580,156
Total Common Stock (Cost $169,367,623)		235,329,275
ΔPREFERRED STOCKS–1.71%
Brazil–1.16%
Banco Bradesco SA 8.79%	168,971	374,277
Centrais Eletricas Brasileiras SA 8.21%	7,400	57,720
Cia Energetica de Minas Gerais 13.48%	57,016	102,513
Cia Paranaense de Energia - Copel 4.08%	35,300	64,767
Gerdau SA 4.94%	43,950	125,077
Itau Unibanco Holding SA 7.61%	165,220	909,710
Itausa SA 9.59%	178,794	296,087
Petroleo Brasileiro SA 16.56%	139,500	910,125
		2,840,276
Chile–0.07%
Sociedad Quimica y Minera de Chile SA 0.52%	4,521	180,042
		180,042
Colombia–0.06%
Bancolombia SA 9.25%	14,020	141,273
		141,273
Republic of Korea–0.42%
Hyundai Motor Co. 8.16%	1,151	116,766
Hyundai Motor Co. 8.18%	682	68,698
Samsung Electronics Co. Ltd. 2.30%	25,552	827,051
		1,012,515
Russia–0.00%
=πSurgutneftegas PAO	640,200	0
		0
Total Preferred Stocks (Cost $3,909,624)		4,174,106
ΔRIGHTS–0.00%
Brazil–0.00%
†Itausa SA expiration date 4/11/25	2,461	1,290
Total Rights (Cost $0)		1,290
LVIP SSGA Emerging Markets Equity Index Fund–19

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔWARRANT–0.00%
Thailand–0.00%
†Srisawad Corp. PCL exp 8/29/25 exercise price THB 100.0000	3,180	$17
Total Warrant (Cost $0)		17

MONEY MARKET FUND–2.04%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 4.29%)	4,992,292	4,992,292
Total Money Market Fund (Cost $4,992,292)		4,992,292

TOTAL INVESTMENTS–100.06% (Cost $178,269,539)	244,496,980
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(139,303)
NET ASSETS APPLICABLE TO 22,667,191 SHARES OUTSTANDING–100.00%	$244,357,677

ΔSecurities have been classified by country of origin.
†Non-income producing.
=The value of this security was determined using significant unobservable inputs.
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At March 31, 2025, the aggregate value of restricted securities was $0, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

LVIP SSGA Emerging Markets Equity Index Fund–20

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
Restricted Securities
Investment	Date of Acquisition	Cost	Value
Alrosa PJSC	10/31/2018	$326,421	$0
Gazprom PJSC	10/31/2018	2,374,958	0
Gazprom PJSC ADR	10/31/2018	182,671	0
GMK Norilskiy Nickel PAO	10/31/2018	1,093,007	0
Inter RAO UES PJSC	10/31/2018	220,154	0
LUKOIL PJSC	10/31/2018	3,036,022	0
Moscow Exchange MICEX-RTS PJSC	10/31/2018	222,248	0
Novatek PJSC GDR	2/17/2021	1,327,703	0
Novolipetsk Steel PJSC	10/31/2018	331,713	0
PhosAgro PJSC	4/26/2022	1,013	0
PhosAgro PJSC GDR	4/26/2022	157,510	0
Polyus PJSC	10/31/2018	243,731	0
Rosneft Oil Co. PJSC	10/31/2018	765,027	0
Sberbank of Russia PJSC	10/31/2018	3,026,893	0
Severstal PAO	10/31/2018	284,734	0
Surgutneftegas PAO	10/31/2018	311,071	0
Surgutneftegas PAO	10/31/2018	371,776	0
Tatneft PJSC	10/31/2018	1,490,294	0
VK IPJSC GDR	2/17/2021	330,604	0
VTB Bank PJSC	10/31/2018	165,967	0
Total		$16,263,517	$0

The following futures contracts and swap contracts were outstanding at March 31, 2025:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
37	E-mini MSCI Emerging Markets Index	$2,054,980	$2,113,135	6/20/25	$—	$(58,155)
Swap Contract
Total Return Swap (TRS) Contract
Counterparty/ Swap Obligation	Notional Amount[2]	Floating Interest Rate Received	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
UBS- Receive amounts based on MSCI China A Inclusion Net Return Index and pay variable quarterly payments based on SOFR12M3	5,539	(1.54%)	10/21/25	$84,035	$84,035	$—

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2025.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] The MSCI China A Index captures large and mid-cap representation across China securities listed on the Shanghai and Shenzhen exchanges. The index is designed for international investors and is calculated using China A Stock Connect listings based on the offshore
RMB exchange rate (CNH).

LVIP SSGA Emerging Markets Equity Index Fund–21

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
Summary of Abbreviations:
ADR–American Depositary Receipt
CMPC–Coût Moyen Pondéré du Capital
COPEC–Compañia de Petroleos de Chile
GDR–Global Depository Receipt
LNG–Liquefied Natural Gas
MSCI–Morgan Stanley Capital International
NVDR–Non-Voting Depository Receipt
PJSC–Public Joint Stock Company
QSC–Qatari Shareholding Company
SOFR12M–Secured Overnight Financing Rate 12 Months
THB–Thailand Baht
LVIP SSGA Emerging Markets Equity Index Fund–22